Government Long Bond 1.2x Strategy Fund Expense Example, No Redemption - Class A and Class C [Member] - Government Long Bond 1.2x Strategy Fund - Class C	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 205
Expense Example, No Redemption, 3 Years	646
Expense Example, No Redemption, 5 Years	1,113
Expense Example, No Redemption, 10 Years	$ 2,406